Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Belgium ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.4%
bpost SA	32,705	$65,682
Banks — 5.7%
KBC Ancora	4,384	219,277
KBC Group NV	10,263	742,117
		961,394
Beverages — 20.4%
Anheuser-Busch InBev SA	63,832	3,430,473
Biotechnology — 15.9%
Argenx SE(a)	4,053	2,501,368
Galapagos NV(a)	6,121	169,226
		2,670,594
Building Products — 0.6%
Recticel SA	8,140	94,040
Chemicals — 6.7%
Solvay SA	7,885	273,636
Syensqo SA	6,977	519,423
Tessenderlo Group SA	4,226	99,141
Umicore SA	21,264	230,232
		1,122,432
Construction & Engineering — 3.6%
Ackermans & van Haaren NV	2,232	443,742
Deme Group NV	1,056	162,594
		606,336
Consumer Staples Distribution & Retail — 1.6%
Colruyt Group NV	6,053	274,410
Distributors — 2.9%
D'ieteren Group	2,289	489,546
Diversified Telecommunication Services — 0.7%
Proximus SADP	19,300	125,313
Electric Utilities — 1.7%
Elia Group SA	3,106	291,153
Electronic Equipment, Instruments & Components — 0.6%
Barco NV	10,155	108,822
Entertainment — 0.6%
Kinepolis Group NV	2,515	97,973
Financial Services — 5.8%
Groupe Bruxelles Lambert NV	8,873	614,663
Sofina SA	1,537	357,274
		971,937
Security	Shares	Value
Food Products — 2.8%
Lotus Bakeries NV	39	$469,455
Health Care Providers & Services — 1.0%
Fagron	8,263	163,402
Health Care REITs — 3.2%
Aedifica SA	4,840	297,198
Cofinimmo SA	4,077	244,409
		541,607
Industrial REITs — 3.3%
Montea NV	2,346	165,560
Warehouses De Pauw CVA	17,408	385,176
		550,736
Insurance — 4.4%
Ageas SA	14,655	740,778
Metals & Mining — 0.9%
Bekaert SA	4,563	158,336
Personal Care Products — 0.6%
Ontex Group NV(a)	12,681	107,005
Pharmaceuticals — 9.0%
UCB SA	7,717	1,513,318
Real Estate Management & Development — 0.9%
VGP NV	1,799	150,396
Residential REITs — 0.9%
Xior Student Housing NV	4,624	150,513
Retail REITs — 0.7%
Retail Estates NV	1,852	115,122
Semiconductors & Semiconductor Equipment — 0.9%
Melexis NV	2,598	156,193
Specialized REITs — 1.0%
Shurgard Self Storage Ltd.	4,176	170,670
Trading Companies & Distributors — 1.8%
Azelis Group NV	15,869	310,262
Total Investments — 98.6% (Cost: $22,077,232)		16,607,898
Other Assets Less Liabilities — 1.4%		233,054
Net Assets — 100.0%		$16,840,952

(a)	Non-income producing security.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Belgium ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$0 (b)	$—	$—	$—	$—	—	$21	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	4	12/20/24	$203	$(1,856)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$373,551	$16,234,347	$—	$16,607,898
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(1,856)	$—	$(1,856)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.